STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5%
Alabama - .3%
Alabama 21st Century Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2021	1,240,000	1,285,037
Alabama 21st Century Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	1,500,000	1,500,000
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	5,948,650
				8,733,687
Alaska - .5%
Alaska, GO, Ser. A	5.00	8/1/2028	5,560,000	6,691,182
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	5,000,000	5,789,250
				12,480,432
Arizona - 2.3%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	2,104,180
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2025	650,000	665,997
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2029	675,000	694,420
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2027	525,000	539,186
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2026	600,000	616,128
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2028	1,000,000	1,028,540
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2027	5,000,000	6,115,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Arizona - 2.3% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000	11,824,200
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2035	6,000,000	7,356,420
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2029	5,000,000	6,376,200
Maricopa County Unified School District No. 80, GO, Ser. A	4.00	7/1/2038	1,000,000	1,182,330
Maricopa County Unified School District No. 80, GO, Ser. A	4.00	7/1/2037	1,250,000	1,482,763
Mesa Utility System, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2033	5,000,000	5,492,150
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	10,000,000	11,276,900
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2026	300,000	357,801
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2025	305,000	355,102
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2027	250,000	305,780
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2029	400,000	509,832
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2028	345,000	430,846
				58,713,925
California - 12.5%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	10/1/2035	2,050,000	2,348,787
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,624,050
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,750,000	1,923,985
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2035	2,485,000	2,735,687
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2035	10,000,000	11,376,600
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	10,593,100
California, GO	5.25	9/1/2029	10,000,000	11,429,300
California, GO	5.25	10/1/2039	5,000,000	6,014,150
California, GO, Refunding	3.00	10/1/2033	5,000,000	5,506,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
California - 12.5% (continued)
California, GO, Refunding	4.00	9/1/2031	10,000,000	11,671,200
California, GO, Refunding	5.00	4/1/2031	9,900,000	13,118,292
California, GO, Refunding	5.00	10/1/2025	5,000,000	6,166,000
California, GO, Refunding	5.00	10/1/2029	5,000,000	6,171,600
California, GO, Refunding	5.00	12/1/2023	12,500,000	14,503,750
California, GO, Refunding	5.00	4/1/2033	5,000,000	5,760,750
California, GO, Refunding	5.00	12/1/2023	2,500,000	2,900,750
California, GO, Ser. A	2.38	10/1/2026	14,725,000	15,528,249
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000	6,203,395
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000	1,211,112
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	7,500,000	7,833,600
California Health Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph Health System Obligated Group) Ser. A	5.00	7/1/2033	10,000,000	11,070,900
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	4.00	10/1/2045	8,275,000	9,343,054
Evergreen School District, GO	4.00	8/1/2041	5,000,000	5,574,800
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	9,080,000	10,098,504
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2033	1,000,000	1,170,710
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2032	5,000,000	5,879,300
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	3,500,000	4,129,860
Long Beach Unified School District, GO, Ser. A	4.00	8/1/2038	10,300,000	11,627,567
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2024	1,080,000	1,230,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
California - 12.5% (continued)
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,449,151
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,789,080
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2023	825,000		913,333
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	9,060,000		10,834,492
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[a]	3,131,920
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2026	1,060,000		1,346,794
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2025	1,300,000		1,607,372
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2024	1,000,000		1,198,770
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2034	400,000		469,800
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2035	420,000		490,892
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2026	295,000		341,572
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2033	385,000		453,661
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	6,610,000		8,280,545
Port of Oakland, Revenue Bonds, Refunding, Ser. O	5.00	5/1/2023	1,875,000		1,936,931
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	5,000,000	[b]	5,754,150
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B, 3 Month LIBOR x.67 +.53%	1.59	12/1/2035	10,000,000	[c]	9,388,200

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
California - 12.5% (continued)
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, 3 Month LIBOR x.67 +.55%	1.61	6/1/2034	8,000,000	[c]	7,558,400
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2028	2,000,000		2,514,860
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2030	1,000,000		1,296,340
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2029	2,000,000		2,557,520
San Francisco City & County, COP, Refunding (Moscone Convention Center Expansion Project) Ser. B	4.00	4/1/2037	7,000,000		7,665,210
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000		4,965,275
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	4,465,000		5,385,772
San Francisco Community College District, GO, Refunding	5.00	6/15/2029	5,000,000		6,021,650
Southern California Public Power Authority, Revenue Bonds (Apex Power Project) Ser. A	5.00	7/1/2033	3,380,000		3,940,505
Southern California Public Power Authority, Revenue Bonds (Project No. 1) Ser. A	5.25	11/1/2020	4,000,000		4,063,280
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	1,000,000		1,204,560
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000		610,585
University of California, Revenue Bonds, Refunding (Limited Project) Ser. I	5.00	5/15/2030	11,000,000		13,288,110
				315,205,045
Colorado - 2.2%
Colorado Energy Public Authority, Revenue Bonds	6.13	11/15/2023	4,470,000		4,859,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Colorado - 2.2% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B	5.00	8/1/2025	5,000,000	5,628,550
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B2	5.00	8/1/2026	5,000,000	5,749,600
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	4,845,000	5,406,778
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	4,995,000	5,455,689
Denver City & County Airport System, Revenue Bonds, Ser. A	5.00	11/15/2033	5,000,000	5,507,050
Regional Transportation District, COP, Refunding	5.00	6/1/2030	3,000,000	3,978,900
Regional Transportation District, COP, Refunding	5.00	6/1/2031	3,210,000	4,228,918
Regional Transportation District, COP, Refunding	5.00	6/1/2029	2,000,000	2,680,620
Regional Transportation District, COP, Refunding	5.00	6/1/2027	2,000,000	2,531,720
Regional Transportation District, COP, Refunding	5.00	6/1/2028	2,000,000	2,621,300
University of Colorado, Revenue Bonds, Refunding (Green Bond) Ser. C	2.00	10/15/2024	5,500,000	5,774,835
				54,423,565
Connecticut - 1.4%
Connecticut, GO, Refunding, Ser. A	4.50	3/15/2033	3,700,000	4,054,164
Connecticut, GO, Ser. B	4.00	6/15/2030	3,000,000	3,273,660
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2028	1,070,000	1,290,463
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2030	7,055,000	8,411,183
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2032	1,250,000	1,590,375
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2031	2,000,000	2,566,120
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2027	3,400,000	4,180,538
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2028	5,000,000	6,262,650
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Connecticut College) Ser. H1	5.00	7/1/2041	1,045,000	1,061,292

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Connecticut - 1.4% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000		1,816,559
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	1,955,000		2,107,529
				36,614,533
Delaware - .4%
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000		1,151,110
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000		1,670,835
University of Delaware, Revenue Bonds, Refunding (Liquidity Agreement; TD Bank NA) Ser. C	0.06	11/1/2037	200,000	[d]	200,000
University of Delaware, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	5,440,000	[b]	6,177,827
				9,199,772
District of Columbia - 2.4%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000		3,460,064
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000		6,510,304
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000		5,455,570
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000		1,118,807
District of Columbia, Revenue Bonds, Refunding (The Georgetown University)	5.00	4/1/2034	1,035,000		1,169,084
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2026	1,000,000		1,207,540
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	15,495,000		19,067,062
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	8,500,000		10,632,140
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	1,250,000		1,306,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
District of Columbia - 2.4% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2037	1,650,000	1,718,904
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2038	1,000,000	1,038,530
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2024	3,070,000	3,223,039
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2023	4,250,000	4,463,562
				60,371,231
Florida - 4.6%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2026	5,000,000	5,937,350
Florida Department of Transportation Turnpike System, Revenue Bonds, Refunding, Ser. C	4.50	7/1/2040	8,710,000	9,512,017
Jacksonville, Revenue Bonds, Refunding (Better Jacksonville)	5.00	10/1/2021	2,500,000	2,641,400
Lee County Airport, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2024	5,000,000	5,234,500
Lee County Airport, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2023	3,565,000	3,733,945
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	5,000,000	5,968,450
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,110,000	11,999,256
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	3,000,000	3,596,490
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2033	5,150,000	6,129,942
Orange County Convention Center, Revenue Bonds, Refunding	4.00	10/1/2031	5,000,000	5,250,050
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000	3,558,930

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Florida - 4.6% (continued)
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2026	3,000,000		3,636,720
Orange County School Board, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000		12,068,100
Palm Beach County School District, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000		11,706,000
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2030	7,840,000		9,443,829
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2031	2,855,000		3,419,919
Tampa Sports Authority, Revenue Bonds, Refunding	5.00	1/1/2024	90,000		100,049
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000		6,478,184
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2026	5,600,000		6,763,064
				117,178,195
Georgia - 1.1%
Athens-Clarke County Unified Government Development Authority, Revenue Bonds (University of Georgia Athletic Association Project) (LOC; Wells Fargo Bank NA) Ser. B	0.07	7/1/2035	400,000	[d]	400,000
DeKalb County Water & Sewerage, Revenue Bonds, Ser. A	5.25	10/1/2036	3,500,000		3,693,620
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2028	2,510,000		2,935,646
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2029	4,940,000		5,839,574
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000		2,886,950
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000		3,417,120
Main Street Natural Gas, Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000	[e]	13
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.35	12/11/2020	7,500,000		7,536,450
				26,709,373
Hawaii - .4%
Hawaii, GO, Ser. EO	4.00	8/1/2031	10,000,000		11,144,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Idaho - .6%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group) Ser. D	5.00	6/1/2022	5,000,000	[b]	5,465,500
University of Idaho, Revenue Bonds, Refunding, Ser. 2011	5.25	4/1/2021	8,840,000		9,153,201
				14,618,701
Illinois - 6.5%
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	3,500,000		3,591,245
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000		3,865,537
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000		3,133,770
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000		8,380,960
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,000,000		1,022,780
Chicago II, GO, Ser. A	5.00	1/1/2026	3,000,000		3,112,440
Chicago II, GO, Ser. A	5.00	1/1/2024	4,500,000		4,664,700
Chicago Il, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000		3,798,343
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	3,000,000		3,362,730
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,110,000		2,425,361
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	4,450,000		5,130,004
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000		1,119,390
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2024	5,000,000		5,623,150
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000		3,519,300
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	4,615,000		4,899,976
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	2,000,000		2,185,620
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	7,055,000		7,672,242
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	2,000,000		2,355,080

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Illinois - 6.5% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2027	2,500,000		2,926,400
Cook County ll, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000		7,149,466
Cook County School District No. 100, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	12/1/2024	1,720,000		2,017,285
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2035	5,205,000		6,129,512
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2033	2,000,000		2,373,400
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000		5,085,950
Illinois, GO, Refunding	5.00	2/1/2021	5,000,000		5,031,850
Illinois, GO, Refunding	5.00	8/1/2025	3,485,000		3,516,748
Illinois, GO, Refunding	5.00	8/1/2023	5,000,000		5,097,750
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000		1,224,612
Illinois, GO, Refunding, Ser. A	5.00	10/1/2022	2,000,000		2,033,280
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000		4,084,120
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000		2,038,820
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	2,625,000		2,883,274
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000		4,756,023
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000		5,452,771
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) (LOC; PNC Bank NA) Ser. C	0.06	11/15/2037	100,000	[d]	100,000
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2028	5,000,000		6,326,300
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	5,000,000		5,943,450
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding	3.00	12/15/2032	5,000,000		5,449,000
Kendall County Forest Preserve District, GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000		2,521,788
St. Clair County Community Unit School District No. 19, GO, Refunding, Ser. B	5.00	2/1/2029	2,235,000		2,581,693

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Illinois - 6.5% (continued)
Will Grundy Counties Community College District No. 525, GO, Refunding	3.00	1/1/2029	9,305,000		10,159,571
				164,745,691
Indiana - 1.3%
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000		2,825,955
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.16	12/1/2039	3,100,000	[f]	3,100,000
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	0.15	10/1/2040	4,400,000	[f]	4,400,000
Indiana Finance Authority, Revenue Bonds, Refunding (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000		963,255
Indiana Finance Authority, Revenue Bonds, Refunding (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000		903,488
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. D	0.06	11/1/2039	4,000,000	[d]	4,000,000
Purdue University, Revenue Bonds, Refunding, Ser. EE	5.00	7/1/2031	1,000,000		1,381,920
Whiting, Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	12,500,000		14,323,375
				31,897,993
Iowa - .5%
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	10,000,000		11,789,900
Kansas - .3%
Kansas Department of Transportation, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2028	6,000,000		7,013,340
Kentucky - 3.5%
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2031	2,645,000		3,494,495
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2032	2,780,000		3,637,352
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2030	2,515,000		3,353,174

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Kentucky - 3.5% (continued)
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2028	2,275,000	2,851,508
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2029	2,395,000	3,191,218
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000	6,037,448
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000	3,382,230
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	4.00	11/1/2037	500,000	547,005
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	4.00	11/1/2038	500,000	545,395
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	4.00	11/1/2034	750,000	826,560
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	4.00	11/1/2035	500,000	550,155
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	4.00	11/1/2036	750,000	823,170
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	5.00	11/1/2033	1,000,000	1,172,240
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2025	7,475,000	8,697,387
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2026	5,000,000	5,897,850
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	10,000,000	10,911,800
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	8,000,000	8,727,520
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	16,500,000	17,985,495
Kentucky Turnpike Authority, Revenue Bonds (Revitalization Projects) Ser. A	5.00	7/1/2031	675,000	723,344

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Kentucky - 3.5% (continued)
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000	5,837,850
				89,193,196
Louisiana - .7%
Louisiana, GO, Refunding, Ser. C	5.00	8/1/2026	5,000,000	5,839,850
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A1	4.00	5/1/2033	5,000,000	5,242,350
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A1	4.00	5/1/2032	6,000,000	6,301,260
				17,383,460
Maine - .1%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2034	1,880,000	2,213,926
Maryland - 2.6%
Anne Arundel County, GO	5.00	10/1/2025	7,205,000	8,928,004
Anne Arundel County, GO, Refunding	5.00	4/1/2030	4,640,000	5,176,802
Maryland, GO	4.00	6/1/2027	18,700,000	21,144,651
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	4,920,000	5,427,400
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[b] 12,074,000
Montgomery County, GO, Refunding, Ser. B	4.00	12/1/2030	12,000,000	13,241,520
				65,992,377
Massachusetts - 1.4%
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x.67 +.55%	1.01	11/1/2025	5,000,000	[c] 4,902,500
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000	2,123,320
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,465,600
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	800,000	879,328
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2031	620,000	695,572
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2032	770,000	855,385

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Massachusetts - 1.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2030	700,000	792,337
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000	1,077,850
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,075,080
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000	1,080,680
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2039	4,805,000	4,687,758
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	380,000	381,535
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2043	10,000,000	10,412,800
				34,429,745
Michigan - 1.8%
Byron Center Public Schools, GO, Refunding	5.00	5/1/2030	1,480,000	1,965,647
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000	1,145,030
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000	1,146,320
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000	1,554,512
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2029	10,000,000	11,446,600
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2033	5,000,000	5,707,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Michigan - 1.8% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2028	2,500,000	2,885,200
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2027	3,000,000	3,470,040
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2026	1,875,000	2,172,019
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D2	5.00	7/1/2026	2,500,000	2,896,025
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit)	4.00	12/1/2035	2,500,000	2,800,400
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit)	4.00	12/1/2036	3,000,000	3,346,110
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health)	5.00	6/1/2022	5,000,000	[b] 5,470,750
				46,005,753
Minnesota - .1%
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	1,305,000	1,394,510
Mississippi - .2%
The University of Southern Mississippi, Revenue Bonds, Refunding (Facilities Refinancing Project)	5.00	9/1/2025	250,000	304,948
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	1,650,000	1,903,622
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000	1,158,270
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2030	1,105,000	1,289,889
				4,656,729

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Missouri - 1.0%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2028	6,000,000	7,558,560
Missouri Highways & Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	14,625,000	16,672,939
				24,231,499
Montana - .1%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	3,205,000	3,380,922
Nebraska - .2%
Central Plains Energy Project, Revenue Bonds, Refunding (Central Plains Energy Project)	4.00	8/1/2025	5,000,000	5,616,250
Saline County Hospital Authority No. 1, Revenue Bonds, Refunding (Bryan Medical Center Obligated Group) (LOC; US Bank NA) Ser. C	0.06	6/1/2031	600,000	[d] 600,000
				6,216,250
Nevada - 1.9%
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,145,000	1,287,026
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/15/2029	5,280,000	6,531,994
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2028	5,000,000	6,359,650
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2033	5,000,000	6,221,050
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2024	5,000,000	5,788,800
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2027	5,000,000	5,943,750
Clark County School District, GO, Ser. B	5.00	6/15/2028	10,005,000	12,510,152
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	3,040,000	3,288,368
				47,930,790
New Jersey - 6.2%
Bergen County, GO, Refunding	3.00	7/15/2028	3,025,000	3,458,724
New Jersey, GO	5.00	6/1/2027	2,000,000	2,463,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New Jersey - 6.2% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2021	10,000,000	10,377,200
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	5,000,000	5,345,650
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2024	5,000,000	5,333,800
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2020	630,000	631,084
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2020	4,370,000	4,372,709
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. K	5.25	12/15/2020	5,000,000	5,053,700
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2025	13,000,000	13,716,430
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2023	10,000,000	10,609,200
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health Obligated Group) Ser. A	5.00	7/1/2024	3,005,000	3,230,796
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health Obligated Group) Ser. A	5.00	7/1/2022	1,830,000	1,975,302
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,195,890
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,241,832

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New Jersey - 6.2% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000	1,147,180
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2031	1,725,000	1,858,394
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	4,672,302
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2028	5,000,000	5,453,450
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2027	2,250,000	2,438,910
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	12/15/2021	10,000,000	10,311,600
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	10,000,000	10,839,600
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	12/15/2021	3,000,000	3,082,350
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.50	6/15/2031	5,000,000	5,079,100
Ocean, GO, Refunding	3.00	9/15/2031	5,000,000	5,483,450
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	14,335,080
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000	9,519,920
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	6,089,700
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000	7,212,960
				156,529,753
New York - 14.7%
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000	6,018,150
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	10,000,000	11,485,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 14.7% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond)	5.00	5/15/2024	10,000,000		10,479,500
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2038	8,445,000		9,863,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	5,000,000		5,909,600
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2026	10,185,000		10,938,690
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2034	5,000,000		5,341,150
Metropolitan Transportation Authority, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. E1	0.07	11/15/2050	600,000	[d]	600,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000		7,961,586
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000		1,672,983
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		10,740,000
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,221,400
Nassau County, GO, Refunding, Ser. B	5.00	4/1/2036	4,000,000		4,688,200
Nassau County, GO, Refunding, Ser. C	5.00	10/1/2028	10,000,000		12,373,500
New York City, GO Notes (Liquidity Agreement; JPMorgan Chase Bank)	0.07	6/1/2044	2,400,000	[d]	2,400,000
New York City, GO, Refunding, Ser. A	5.00	8/1/2024	5,000,000		5,888,950
New York City, GO, Refunding, Ser. G	5.00	8/1/2023	5,000,000		5,707,550
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000		1,713,855
New York City, GO, Ser. D1	5.00	3/1/2038	1,155,000		1,456,328
New York City, GO, Ser. D1	5.00	3/1/2037	1,000,000		1,266,310
New York City Housing Development Corp., Revenue Bonds	2.15	11/1/2028	1,290,000		1,357,467

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 14.7% (continued)
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		3,196,860
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	10,000,000		11,253,200
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,633,900
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	10,000,000		12,541,600
New York City Transitional Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Bank) Ser. D4	0.13	2/1/2044	3,900,000	[d]	3,900,000
New York City Transitional Finance Authority, Revenue Bonds (SPA; JPMorgan Chase Bank NA) Ser. A4	0.07	8/1/2045	100,000	[f]	100,000
New York City Transitional Finance Authority, Revenue Bonds (SPA; State Street Bank & Trust Co.) Ser. A6	0.07	8/1/2039	3,600,000	[d]	3,600,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2035	5,295,000		6,442,426
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. B4	0.07	6/15/2045	1,500,000	[d]	1,500,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,104,830
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	1,250,000		1,275,950
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center)	5.00	11/15/2044	15,400,000	[g]	15,270,794
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[g]	3,531,745
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	5,000,000		6,113,950
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York) Ser. A	5.00	7/1/2032	10,000,000		11,642,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 14.7% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	7,000,000	8,486,660
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2034	2,500,000	2,852,300
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	5,165,000	5,903,130
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2033	5,685,000	6,888,571
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2029	6,225,000	7,769,298
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2033	20,000,000	23,340,600
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. K	5.00	1/1/2032	3,000,000	3,438,390
New York State Urban Development Corp., Revenue Bonds (Insured; National Public Finance Guarantee Corp.) (State of New York Personal Income Tax) Ser. A2	5.50	3/15/2024	10,000,000	11,848,100
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. C	5.00	3/15/2029	10,000,000	11,092,800
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	20,000,000	20,266,200
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,611,425
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,098,780
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2033	1,200,000	1,370,808

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 14.7% (continued)
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2032	1,000,000		1,150,150
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207th	5.00	9/15/2024	10,000,000		11,571,300
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2032	4,780,000		5,314,786
Suffolk County, GO, Refunding (Insured; Build America Mutual) Ser. D	4.00	10/15/2028	4,810,000		5,510,913
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; US Bank NA) Ser. 4C	0.07	1/1/2031	2,500,000	[d]	2,500,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[a]	8,010,400
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		1,994,411
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2030	1,400,000		1,731,548
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000		5,463,750
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2026	2,500,000		2,889,600
				371,294,594
North Carolina - .6%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000		4,181,320
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	3,780,000		4,680,472
Wake County, GO, Ser. B	4.00	5/1/2031	3,245,000		3,533,643
Wake County, GO, Ser. B	4.00	5/1/2030	3,000,000		3,274,920
				15,670,355
Ohio - .9%
Ohio Air Quality Development Authority, Revenue Bonds, Refunding	2.60	10/1/2029	2,500,000		2,526,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Ohio - .9% (continued)
Ohio Air Quality Development Authority, Revenue Bonds, Refunding (American Electric Power Co.) Ser. A	2.10	10/1/2024	6,000,000	6,005,100
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	1,725,000	1,884,735
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	4,080,000	4,363,682
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. A	5.00	6/1/2031	5,000,000	6,911,100
Warrensville Heights City School District, GO (Insured; Build America Mutual) Ser. A	5.00	12/1/2044	2,040,000	2,347,979
				24,038,971
Oregon - 1.9%
Multnomah & Clackamas Counties School District No. 10, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2030	10,000,000	12,810,900
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	3,205,000	3,407,588
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	15,891,592
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000	13,480,607
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Obligated Group) Ser. A	5.00	5/15/2038	2,095,000	2,515,739
				48,106,426
Pennsylvania - 9.2%
Chartiers Valley School District, GO (Insured; State Aid Withholding) Ser. B	5.00	10/15/2040	1,250,000	1,476,625
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000	2,381,871
Clarion County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	3,000,000	3,227,460
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2033	3,250,000	3,900,780

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Pennsylvania - 9.2% (continued)
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		4,264,470
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		4,909,760
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000		1,254,596
Pennsylvania, GO	5.00	3/15/2031	5,000,000		5,890,850
Pennsylvania, GO	5.00	9/15/2029	7,000,000		8,652,490
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2023	11,520,000	[b]	13,072,896
Pennsylvania, GO, Refunding	4.00	1/1/2030	5,000,000		5,746,050
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	3,305,000		3,627,832
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000		4,040,812
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2035	6,000,000		6,500,640
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	4.00	8/15/2044	2,500,000		2,793,725
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (St. Joseph's University) Ser. A	5.00	11/1/2034	2,240,000		2,283,702
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. C	5.00	8/15/2024	5,000,000		5,803,700
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000		1,558,928
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000		2,903,019
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT1	5.00	6/15/2029	5,000,000		5,963,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Pennsylvania - 9.2% (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122th	3.65	10/1/2032	8,710,000	9,501,216
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122th	4.00	10/1/2046	1,870,000	2,005,425
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	5,000,000	6,055,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2035	7,085,000	8,429,662
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	10,000,000	12,384,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2038	10,000,000	11,755,300
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000	9,214,318
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2021	3,740,000	3,946,261
Perkiomen Valley School District, GO (Insured; State Aid Withholding)	4.00	2/15/2031	5,000,000	5,543,450
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2025	3,455,000	4,157,920
Philadelphia, GO, Refunding, Ser. A	5.00	7/15/2038	3,600,000	4,096,728
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2026	3,400,000	4,194,444
Philadelphia, GO, Ser. B	5.00	2/1/2027	4,500,000	5,620,500
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000	1,298,306
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	8,400,000	9,533,328
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000	1,211,890
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000	978,410
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000	1,201,950
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	10,000,000	12,596,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Pennsylvania - 9.2% (continued)
State Public School Building Authority, Revenue Bonds (The Philadelphia School District Project) (Insured; State Aid Withholding)	5.00	4/1/2022	1,000,000		1,076,350
State Public School Building Authority, Revenue Bonds (The Philadelphia School District Project) (Insured; State Aid Withholding)	5.00	4/1/2022	2,750,000	[b]	2,982,072
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000		5,980,600
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2025	5,000,000		5,961,350
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000		700,596
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000		629,380
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000		614,730
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000		600,185
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2023	5,000,000		5,655,750
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000		1,235,390
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2027	1,140,000		1,411,480
				230,826,597
Rhode Island - .7%
Rhode Island, GO, Refunding, Ser. B	5.00	8/1/2029	5,290,000		6,717,983
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2040	3,175,000		3,498,818

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Rhode Island - .7% (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2047	2,045,000	2,267,762
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70th	4.00	10/1/2049	4,985,000	5,496,062
				17,980,625
South Carolina - .5%
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2032	750,000	834,870
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2031	1,000,000	1,123,860
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2030	1,000,000	1,134,530
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	5,446,350
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	3,315,000	3,761,431
				12,301,041
South Dakota - .3%
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2027	500,000	555,155
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2025	1,800,000	2,011,986
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2032	2,660,000	3,117,068
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2031	1,250,000	1,474,338
				7,158,547
Tennessee - 1.6%
Clarksville Natural Gas Acquisition Corp., Revenue Bonds	5.00	12/15/2020	1,690,000	1,723,479
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.09	11/1/2035	5,300,000	[d] 5,300,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.09	1/1/2033	1,400,000	[d] 1,400,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Tennessee - 1.6% (continued)
Memphis-Shelby County Industrial Development Board, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2029	5,400,000	6,751,188
Nashville & Davidson County Metropolitan Government, GO, Refunding	5.00	1/1/2030	5,000,000	6,173,100
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	5,750,000	6,137,665
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	1,700,000	1,796,492
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	1,445,000	1,554,285
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2025	1,200,000	1,401,360
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000	2,263,698
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	1,800,000	2,183,418
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	2,870,000	3,537,849
				40,222,534
Texas - 7.3%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000	4,924,165
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,344,665
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	1,100,000	1,166,055
Culberson County-Allamoore Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2041	1,300,000	1,303,393
Dallas, GO, Refunding	5.00	2/15/2028	5,000,000	6,220,300
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	1,035,570
El Paso Water & Sewer, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2030	1,125,000	1,522,474
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	12,500,000	13,568,250
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	4,655,000	5,523,995
Houston, GO, Refunding, Ser. A	5.00	3/1/2029	5,000,000	6,234,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Texas - 7.3% (continued)
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000	19,518,689
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. B	5.25	11/15/2033	5,000,000	6,329,750
Houston Community College System, GO	5.00	2/15/2032	8,200,000	9,089,372
Houston Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2028	5,000,000	5,628,100
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000	1,781,903
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000	1,720,550
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000	1,350,405
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,540,923
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000	10,325,332
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	11,415,000	13,192,201
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000	3,480,060
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000	2,174,831
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	5,000,000	5,386,000
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000	2,038,785
Pearland Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	5,000,000	6,136,300
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2029	5,000,000	6,134,450
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000	5,545,350
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	4.00	11/15/2036	2,250,000	2,498,940

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Texas - 7.3% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	4.00	11/15/2035	2,600,000	2,896,036
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	4.00	11/15/2034	1,000,000	1,117,570
Texas, GO, Refunding	5.00	10/1/2024	4,000,000	4,709,480
Texas, GO, Refunding	5.00	10/1/2023	4,220,000	4,488,392
Texas, GO, Refunding, Ser. A	5.00	10/1/2027	8,470,000	10,405,226
Texas Municipal Power Agency, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,521,125
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000	6,009,000
				182,862,287
U.S. Related - .3%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2033	1,000,000	1,079,480
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,143,640
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,148,600
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2028	2,500,000	[e] 1,459,375
				6,831,095
Utah - .6%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,806,392
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,354,360
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	2,964,275
Utah Associated Municipal Power Systems, Revenue Bonds, Refunding (Payson Power Project)	5.00	10/1/2021	5,675,000	[b] 6,028,893
				14,153,920
Vermont - .5%
University of Vermont & State Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000	855,995

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Vermont - .5% (continued)
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	11,470,500
				12,326,495
Virginia - .4%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	9,500,000	9,697,885
Washington - 3.7%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Green Bond) Ser. S1	5.00	11/1/2041	4,570,000	5,472,712
Energy Northwest, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	5,745,000	7,390,253
King County School District No. 411, GO, Refunding (Insured; School Board Guaranty)	4.50	12/1/2027	6,650,000	7,278,358
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2028	1,750,000	2,011,100
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2030	2,840,000	3,242,485
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2029	1,000,000	1,148,500
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2031	1,250,000	1,668,788
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2032	1,000,000	1,324,600
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2029	1,180,000	1,552,868
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2030	1,000,000	1,344,160
Washington, GO, Refunding, Ser. B	5.00	7/1/2032	5,000,000	6,096,250
Washington, GO, Refunding, Ser. R-2015C	5.00	7/1/2031	5,400,000	6,433,452
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2029	1,000,000	1,313,010
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2028	1,250,000	1,602,988
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2030	1,300,000	1,735,214
Washington, GO, Ser. A1	5.00	8/1/2031	5,165,000	6,268,141
Washington, Revenue Bonds, Ser. C	5.00	9/1/2022	5,000,000	5,516,600
Washington, Revenue Bonds, Ser. C	5.00	9/1/2023	5,000,000	5,733,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Washington - 3.7% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B2	5.00	8/1/2025	3,000,000	3,377,130
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B3	5.00	8/1/2026	5,000,000	5,749,600
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	3,133,450
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2021	5,550,000	5,865,462
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000	1,796,373
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000	2,118,320
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000	2,311,090
Washington University, Revenue Bonds, Refunding (Green Bond)	5.00	10/1/2028	1,000,000	1,316,090
Washington University, Revenue Bonds, Refunding (Green Bond)	5.00	10/1/2027	1,000,000	1,284,640
				94,085,334
Wisconsin - .2%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Medical College of Wisconsin) (LOC; U.S. Bank NA) Ser. B	0.06	12/1/2033	900,000	[f] 900,000
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,000,000	1,156,240
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,000,000	2,290,060
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,000,000	1,152,780
				5,499,080
Total Investments (cost $2,425,271,849)			100.5%	2,533,454,679
Liabilities, Less Cash and Receivables			(0.5%)	(13,235,107)
Net Assets			100.0%	2,520,219,572

STATEMENT OF INVESTMENTS (Unaudited) (continued)

LIBOR—London Interbank Offered Rate

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Variable rate security—rate shown is the interest rate in effect at period end.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Non-income producing—security in default.

f Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

g Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $18,802,539 or .75% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	2,533,454,679	−	2,533,454,679

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2020, accumulated net unrealized appreciation on investments was $108,182,830, consisting of $122,356,833 gross unrealized appreciation and $14,174,003 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.